Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Compensation of Key Management Personnel [Line Items]
Short term benefits	$ 919	$ 1,626
Retirement benefit scheme contributions	8	8
Share-based payment	4,874	2,673
Total key management personnel compensation	$ 5,801	$ 4,307